Other Income and Expenses (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other Operating Income	$ 237,706,231	$ 111,837,412	$ 66,235,117
Turnover Tax	1,326,994	350,583	140,787
Milestone 1 | CVO receivables
Statement [Line Items]
Other Operating Income	12,040,419	10,377,093	11,078,159
Milestone 2 | CVO receivables
Statement [Line Items]
Other Operating Income	$ 179,453,393	$ 77,990,353	$ 42,838,631